Property and Equipment, Net - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property and Equipment, Net
Depreciation expenses	$ 863	¥ 5,934	¥ 2,265	¥ 756
Costs of revenues
Property and Equipment, Net
Depreciation expenses	188	1,291	553	321
Sales and marketing expenses
Property and Equipment, Net
Depreciation expenses	117	805	546	163
General and administrative expenses
Property and Equipment, Net
Depreciation expenses	156	1,074	181	68
Research and development expenses
Property and Equipment, Net
Depreciation expenses	$ 402	¥ 2,764	¥ 985	¥ 204